Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 186,500	$ 66,200
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	171,000	61,200
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	17,100	13,300
Deferred Tax Assets, Tax Credit Carryforwards, Research	7,700	6,500
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 30,471	27,126
Percentage Of Tax Settlement With Taxing Authority	50.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Valuation Allowance Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 30,500